Financial Risk Management	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Risk Management
4	Financial risk management
The main risks related to the financial instruments are credit risk, market risk, and liquidity risk, as defined below: The management of such risks involves various levels in the Entity and comprehends a number of policies and strategies. The Group’s risk management focuses on the unpredictability of financial markets and seeks to mitigate potential adverse impacts on the Group’s financial performance.

4.1	Financial risk factors
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.
The Group’s risk management is predominantly controlled by a central treasury department (group treasury) under process and controls approved by the management. The management provides written process and controls for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.

(a)	Credit risk
Credit risk arises from cash and cash equivalents, contractual cash flows of debt investments carried at amortized cost, at fair value through profit or loss (FVTPL), and deposits with banks and financial institutions, as well as credit exposures to wholesale and retail customers, including outstanding receivables.
(i) Risk management
Vinci’s treasury manages credit risk on a group basis. As of December 31, 2020, and 2019 the expected credit losses is considered immaterial due to the short maturities of the deposits and the credit quality of the counterparty, which have a credit rating AAA evaluated by Fitch Ratings. The Entity has not suffered any losses from cash and cash equivalent since inception. Vinci’s treasury review expected credit losses on a regular basis.
(ii) Impairment of financial assets
The group has the following types of financial assets that are subject to the expected credit loss model:

•	trade receivables

•	debt investments carried at amortized cost, and
While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

(b)	Market risk
(i) Foreign exchange risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in functional currency units, was as follows:
The amounts presented in the table below are originally presented in US Dollar and were converted into Brazilian Reais (R$) by the foreign exchange rate at the closing date.

	12/31/2020	12/31/2019
Balance sheet

Cash and cash equivalents	11,676	3,304
Trade receivable	3,151	3,846
Other receivables	1,206	935

Current assets	16,033	8,085

Leases, property and equipment	4,049	4,033

Non-current assets	4,049	4,033

Trade payables	9	124
Lease	1,008	782
Labor and social security obligations	7,527	5,410

Current liabilities	8,544	6,316

Lease	2,712	2,732

Non-current liabilities	2,712	2,732

Net Equity	8,826	3,070

The aggregate net foreign exchange gains/losses recognized in profit or loss were:

	12/31/2020	12/31/2019	12/31/2019
Net foreign exchange result

Financial revenue	416	56	169
Financial expense	(193)	(196)	(225)

Net foreign exchange result, net	223	(140)	(56)

The group operates internationally and is exposed to foreign exchange risk, exclusively the US dollar.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the Group.
(ii) interest rate risk
The Group’s profit or loss is sensitive to higher/lower interest income from cash equivalents and fixed income funds as a result of changes in interest rates.

The table below summarize the sensitivity of changes in interest rates.

	Impact on post-tax profit
	2020	2019

Interest rates – increase by 70 basis points *	288	195
Interest rates – decreased by 100 basis points*	(412)	(279)

*	Holding all other variables constant
(iii) Price risk
The Group’s exposure to investment securities price risk arises from investments held by the group and classified in the balance sheet at fair value through profit or loss (note 5).
To manage its price risk arising from investments in investment securities, the group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
The majority of the Group’s financial investments, that are exposed to significantly price risk are the private equity investments. Note 5(d) demonstrate the sensitivity analyses of impact for the assets held by the Group.

(c)	Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and marketable securities and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held bank deposits and certificate of deposits of R$ 83,449 (2019 – R$3,896) that are expected to readily generate cash inflows for managing liquidity risk.
Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

	12/31/2020	12/31/2019
Cash and cash equivalents	83,449	3,896
Liquid investments (i)	8,253	85,944
Trade payables	(1,039)	(326)
Labor and social security obligations	(40,724)	(30,948)
Accounts payable	(125,828)	(37,702)
Lease liabilities	(106,199)	(102,891)

Net debt	(182,088)	(82,027)

(i)	Liquid investments comprise current investments that are traded in an active market, being the Group’s financial assets held at fair value through profit or loss.

	Financial liabilities		Other assets
	Payables	Lease liabilities	Cash and cash equivalents	Liquid investments
Net debt as at 1 January 2019	(30,846)	(93,004)	11,713	37,583
Cash flow and dividends provision	(37,949)	19,027	(7,938)	48,361

Amortization cost	(181)	—	—	—

Addition and financial expenses accrual	—	(29,016)	—	—

Foreign exchange adjustments	—	—	121	—

Other changes (ii)	—	102	—	—

31 December 2019	(68,976)	(102,891)	3,896	85,944
Cash flow and dividends provision	(98,412)	19,652	77,203	(77,681)

Amortization cost	(203)	—	—	—

Addition and finance expenses accrual	—	(21,949)	—	—

Foreign exchange adjustments	—	—	2,350	—

Other changes (ii)	—	(1,011)	—	—

31 December 2020	(167,591)	(106,199)	83,449	8,253

(ii)	Other changes include non-cash movements, including CTA adjustments which will be presented as in other comprehensive income statement.
Maturities of financial liabilities
The tables below analyses the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at 31 December 2020	Less than 1 year	Between 1 and 3 years	Over 3 years	Carrying amount

Trade payables	(1,039)	—	—	(1,039)
Labor and social security obligations	(40,724)	—	—	(40,724)
Lease liabilities	(19,828)	(40,279)	(113,929)	(106,199)
Accounts payable	(125,795)	(33)	—	(125,828)

Total	(187,386)	(40,312)	(113,929)	(273,790)

Contractual maturities of financial liabilities at 31 December 2019	Less than 1 year	Between 1 and 3 years	Over 3 years	Carrying amount

Trade payables	(326)	—	—	(326)
Labor and social security obligations	(30,948)	—	—	(30,948)
Lease liabilities	(17,738)	(37,914)	(120,884)	(102,891)
Accounts payable	(37,669)	(33)	—	(37,702)

Total	(86,681)	(37,947)	(120,884)	(171,867)

The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2020	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2022	(17,148)	(2,930)	(1,038)	(21,116)	(17,635)
2023	(17,148)	(977)	(1,038)	(19,163)	(14,254)
2024	(17,148)	—	(1,038)	(18,186)	(12,004)
2025	(17,148)	—	—	(17,148)	(9,871)
2026	(17,148)	—	—	(17,148)	(8,740)
2027	(17,148)	—	—	(17,148)	(7,738)
2028	(17,148)	—	—	(17,148)	(6,851)
2029	(17,148)	—	—	(17,148)	(6,066)
2030	(10,003)	—	—	(10,003)	(3,212)

Total	(147,187)	(3,907)	(3,114)	(154,208)	(86,371)

Contractual maturities of financial liabilities At 31 December 2019	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2021	(15,617)	(2,535)	(805)	(18,957)	(15,819)
2022	(15,617)	(2,535)	(805)	(18,957)	(14,065)
2023	(15,617)	(845)	(805)	(17,267)	(11,401)
2024	(15,617)	—	(805)	(16,422)	(9,618)
2025	(15,617)	—	—	(15,617)	(7,959)
2026	(15,617)	—	—	(15,617)	(7,047)
2027	(15,617)	—	—	(15,617)	(6,239)
2028	(15,617)	—	—	(15,617)	(5,524)
2029	(15,617)	—	—	(15,617)	(4,891)
2030	(9,110)	—	—	(9,110)	(2,590)

Total	(149,663)	(5,915)	(3,220)	(158,798)	(85,153)